JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 42.9%
Fixed Income — 31.7%
JPMorgan Corporate Bond Fund Class R6 Shares (a)	7,244	75,045
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,563	27,897
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,591	27,935
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	2,087	18,614
JPMorgan High Yield Fund Class R6 Shares (a)	7,141	51,343
JPMorgan Income Fund Class R6 Shares (a)	3,368	31,964
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	10,475	112,395
JPMorgan Managed Income Fund Class L Shares (a)	369	3,705
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	12,590	123,765

Total Fixed Income		472,663

U.S. Equity — 11.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,767	167,133

TOTAL INVESTMENT COMPANIES (Cost $581,681)		639,796

EXCHANGE-TRADED FUNDS — 26.7%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	331	28,397

Fixed Income — 5.4%
JPMorgan High Yield Research Enhanced ETF (a)	1,353	69,748
JPMorgan U.S. Aggregate Bond ETF (a)	388	10,431

Total Fixed Income		80,179

International Equity — 12.9%
iShares Core MSCI Emerging Markets ETF	755	48,563
JPMorgan BetaBuilders International Equity ETF (a)	2,521	144,726

Total International Equity		193,289

U.S. Equity — 6.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	368	31,553
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	291	18,771
JPMorgan U.S. Value Factor ETF (a)	1,331	45,723

Total U.S. Equity		96,047

TOTAL EXCHANGE-TRADED FUNDS (Cost $355,954)		397,912

	Principal Amount ($000)
CORPORATE BONDS — 8.5%
Aerospace & Defense — 0.3%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (b)	845	897
Boeing Co. (The)
1.95%, 2/1/2024	75	77
1.43%, 2/4/2024	70	71
2.50%, 3/1/2025	210	215
2.75%, 2/1/2026	70	72
2.20%, 2/4/2026	45	45
2.70%, 2/1/2027	1,403	1,425
3.45%, 11/1/2028	155	160
L3Harris Technologies, Inc.
1.80%, 1/15/2031	159	149
Leidos, Inc.
2.30%, 2/15/2031 (b)	63	59
Lockheed Martin Corp.
2.80%, 6/15/2050	237	224
Northrop Grumman Corp.
5.15%, 5/1/2040	191	240
3.85%, 4/15/2045	409	440
Raytheon Technologies Corp.
2.25%, 7/1/2030	322	317
3.75%, 11/1/2046	192	205

		4,596

Automobiles — 0.4%
Daimler Finance North America LLC (Germany) 1.45%, 3/2/2026 (b)	371	368
General Motors Co.
6.80%, 10/1/2027	640	794
Hyundai Capital America
1.15%, 11/10/2022 (b)	834	838
2.65%, 2/10/2025 (b)	530	548
1.30%, 1/8/2026 (b)	80	78
2.38%, 10/15/2027 (b)	680	681
1.80%, 1/10/2028 (b)	125	119
Kia Motors Corp. (South Korea)
3.25%, 4/21/2026 (b)	235	251
Nissan Motor Acceptance Corp.
2.80%, 1/13/2022 (b)	322	327
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (b)	253	268
4.35%, 9/17/2027 (b)	855	930

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Volkswagen Group of America Finance LLC (Germany)
1.25%, 11/24/2025 (b)	310	306

		5,508

Banks — 1.7%
AIB Group plc (Ireland)
4.75%, 10/12/2023 (b)	645	705
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	880	986
Banco Santander SA (Spain)
1.85%, 3/25/2026	200	200
2.75%, 12/3/2030	600	571
Bank of America Corp.
4.00%, 1/22/2025	1,345	1,472
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	454	448
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	1,094	1,197
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	950	889
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	257	278
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	338	338
3.65%, 3/16/2025	845	908
4.34%, 1/10/2028	235	261
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (b) (c)	845	830
2.82%, 1/26/2041 (b)	230	207
Citigroup, Inc.
(3.88%, 3/26/2025	1,165	1,269
US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (d) (e)	95	95
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	249	244
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	389	421
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	328	354
Credit Agricole SA (France) 4.38%, 3/17/2025 (b)	880	966
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	282	276
Discover Bank
3.45%, 7/27/2026	500	541
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	1,000	984
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	200	219
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,495	1,469
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.00%, 4/1/2027 (c)	225	225
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	199
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	724	786
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	200	195
National Australia Bank Ltd. (Australia)
2.65%, 1/14/2041 (b)	250	222
Natwest Group plc (United Kingdom)
3.88%, 9/12/2023	335	359
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	315	351
Societe Generale SA (France) 4.25%, 4/14/2025 (b)	700	758
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	260	255
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (b) (c)	1,020	1,026
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.55%, 3/25/2026 (b)	293	294
UniCredit SpA (Italy) 6.57%, 1/14/2022 (b)	350	365

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wells Fargo & Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (c) (d) (e)	170	172
4.30%, 7/22/2027	1,327	1,500
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	410	420
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	353	346
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	47

		23,648

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	620	671
3.75%, 7/15/2042	1,200	1,233
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	223	236
3.80%, 5/1/2050	217	231

		2,371

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	235	250
3.20%, 11/21/2029	566	602
4.05%, 11/21/2039	870	974
4.25%, 11/21/2049	180	204
Amgen, Inc.
3.15%, 2/21/2040	394	391
Biogen, Inc.
2.25%, 5/1/2030	215	208
3.15%, 5/1/2050	176	162
Gilead Sciences, Inc.
1.65%, 10/1/2030	380	356
2.60%, 10/1/2040	227	209
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	379	351

		3,707

Building Products — 0.0% (f)
Masco Corp.
2.00%, 10/1/2030	380	361

Capital Markets — 0.8%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	456	435
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (c) (d) (e)	245	248
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (c) (d) (e)	135	133
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (b) (c)	250	242
4.28%, 1/9/2028 (b)	995	1,094
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	735	737
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	605	605
4.25%, 10/21/2025	1,147	1,279
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	1,037	1,016
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	616	674
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	177	196
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	370	363
Morgan Stanley
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	245	245
5.00%, 11/24/2025	1,625	1,867
(SOFR + 0.72%), 0.98%, 12/10/2026 (c)	270	264
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	219	256
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	450	426

		10,080

Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	170	214
LYB International Finance III LLC
1.25%, 10/1/2025	113	112
3.38%, 5/1/2030	165	175
Nutrien Ltd. (Canada)
5.00%, 4/1/2049	95	119
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (b)	513	496
3.47%, 12/1/2050 (b)	269	264

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PPG Industries, Inc.
1.20%, 3/15/2026	100	98

		1,478

Commercial Services & Supplies — 0.0%(f)
Republic Services, Inc.
1.75%, 2/15/2032	310	288

Construction Materials — 0.0%(f)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	387	385

Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	300	313
6.50%, 7/15/2025	205	239
4.63%, 10/15/2027	810	888
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	105	107
5.50%, 1/15/2023 (b)	379	402
5.50%, 1/15/2026 (b)	530	587
2.13%, 2/21/2026 (b)	115	110
4.25%, 4/15/2026 (b)	20	21
Capital One Financial Corp.
3.80%, 1/31/2028	402	442
General Motors Financial Co., Inc.
1.25%, 1/8/2026	407	399
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (b)	490	514
4.50%, 3/15/2023 (b)	505	528
5.50%, 2/15/2024 (b)	170	185

		4,735

Containers & Packaging — 0.0%(f)
Graphic Packaging International LLC
1.51%, 4/15/2026 (b)	198	197

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	895	1,025
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (b)	946	1,035
LSEGA Financing plc (United Kingdom)
2.00%, 4/6/2028 (b)	345	341
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	393	396
3.13%, 11/7/2049	205	198

		2,995

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.30%, 6/1/2027	522	533
2.75%, 6/1/2031	690	688
3.50%, 6/1/2041	518	511
3.55%, 9/15/2055 (b)	210	192
Verizon Communications, Inc.
2.10%, 3/22/2028	210	211
3.15%, 3/22/2030	496	523
2.65%, 11/20/2040	185	169
3.85%, 11/1/2042	634	680

		3,507

Electric Utilities — 0.4%
Appalachian Power Co.
Series Y, 4.50%, 3/1/2049	125	142
Duke Energy Corp.
3.40%, 6/15/2029	361	386
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	97	96
Edison International
5.75%, 6/15/2027	265	309
Emera US Finance LP (Canada)
4.75%, 6/15/2046	197	220
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (b)	845	914
Entergy Arkansas LLC
2.65%, 6/15/2051	72	63
Entergy Louisiana LLC
4.00%, 3/15/2033	150	171
2.90%, 3/15/2051	60	55
Evergy, Inc.
2.90%, 9/15/2029	394	402
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (b)	179	189
Fortis, Inc. (Canada)
3.06%, 10/4/2026	251	267
ITC Holdings Corp.
2.95%, 5/14/2030 (b)	126	128
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	182	199
Massachusetts Electric Co.
4.00%, 8/15/2046 (b)	98	103
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (b)	253	217
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	90	90
2.45%, 12/2/2027 (b)	305	303
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.57%, 11/15/2021 (c)	426	427
1.37%, 3/10/2023	425	425
3.45%, 7/1/2025	120	127
2.95%, 3/1/2026	75	77
3.75%, 8/15/2042 (g)	71	65
4.30%, 3/15/2045	65	63
PacifiCorp
4.15%, 2/15/2050	113	128

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PPL Capital Funding, Inc.
4.00%, 9/15/2047	195	210
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	176	173
Series C, 4.13%, 3/1/2048	121	127

		6,076

Electrical Equipment — 0.0%(f)
Eaton Corp.
4.15%, 11/2/2042	272	307

Energy Equipment & Services — 0.0%(f)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	263	282
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	264	292

		574

Entertainment — 0.0%(f)
Walt Disney Co. (The)
2.65%, 1/13/2031	338	345
3.50%, 5/13/2040	327	346

		691

Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	401	423
American Tower Corp.
1.50%, 1/31/2028	155	148
1.88%, 10/15/2030	928	867
3.10%, 6/15/2050	117	108
2.95%, 1/15/2051	76	67
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	137
Corporate Office Properties LP
2.75%, 4/15/2031	225	218
Crown Castle International Corp.
3.10%, 11/15/2029	394	407
CubeSmart LP
2.00%, 2/15/2031	441	413
Digital Realty Trust LP
3.70%, 8/15/2027	344	379
Equinix, Inc.
2.90%, 11/18/2026	284	300
Federal Realty Investment Trust
1.25%, 2/15/2026	191	189
Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	379	353
Healthpeak Properties, Inc.
2.88%, 1/15/2031	394	397
Mid-America Apartments LP
3.60%, 6/1/2027	350	381
Realty Income Corp.
1.80%, 3/15/2033	220	202
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (b)	510	550
UDR, Inc.
2.10%, 8/1/2032	380	353
1.90%, 3/15/2033	50	45
WP Carey, Inc.
4.25%, 10/1/2026	115	129
2.40%, 2/1/2031	148	142
2.25%, 4/1/2033	10	9

		6,217

Food & Staples Retailing — 0.1%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	515	515
0.95%, 2/10/2026 (b)	120	117
1.30%, 2/10/2028 (b)	96	92
2.50%, 2/10/2041 (b)	99	90
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	394	402
CVS Pass-Through Trust
Series 2014, 4.16%, 8/11/2036 (b)	103	108
Kroger Co. (The)
3.95%, 1/15/2050	213	230
Sysco Corp.
2.40%, 2/15/2030	546	542

		2,096

Food Products — 0.1%
Conagra Brands, Inc.
1.38%, 11/1/2027	357	344
Mondelez International, Inc.
1.88%, 10/15/2032	244	227
Smithfield Foods, Inc.
3.00%, 10/15/2030 (b)	403	401
Tyson Foods, Inc.
3.55%, 6/2/2027	269	294

		1,266

Gas Utilities — 0.0%(f)
Atmos Energy Corp.
0.63%, 3/9/2023	75	75
1.50%, 1/15/2031	250	228
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	176	162

		465

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
4.67%, 6/6/2047	63	75
3.79%, 5/20/2050	207	220
Boston Scientific Corp.
4.00%, 3/1/2029	132	147
4.55%, 3/1/2039	127	149
DH Europe Finance II SARL
3.25%, 11/15/2039	103	105
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	401	429

		1,125

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 0.3%
Anthem, Inc.
2.25%, 5/15/2030	387	381
Banner Health
1.90%, 1/1/2031	246	234
Bon Secours Mercy Health, Inc.
Series 20-2, 3.21%, 6/1/2050	150	146
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	185	170
CommonSpirit Health
1.55%, 10/1/2025	65	65
2.78%, 10/1/2030	150	152
3.91%, 10/1/2050	65	66
CVS Health Corp.
3.25%, 8/15/2029	343	363
1.88%, 2/28/2031	653	613
4.88%, 7/20/2035	170	200
2.70%, 8/21/2040	368	339
HCA, Inc.
5.25%, 6/15/2026	858	986
MedStar Health, Inc.
Series 20A, 3.63%, 8/15/2049	130	133
MidMichigan Health
Series 2020, 3.41%, 6/1/2050	40	40
MultiCare Health System
2.80%, 8/15/2050	113	104
PeaceHealth Obligated Group
Series 2020, 3.22%, 11/15/2050	135	132
Quest Diagnostics, Inc.
2.80%, 6/30/2031	286	291
West Virginia United Health System Obligated Group
Series 2020, 3.13%, 6/1/2050	300	286

		4,701

Hotels, Restaurants & Leisure — 0.0%(f)
Starbucks Corp.
3.35%, 3/12/2050	205	201

Household Durables — 0.0%(f)
DR Horton, Inc.
1.40%, 10/15/2027	441	429
Lennar Corp.
4.50%, 4/30/2024	65	71

		500

Household Products — 0.0%(f)
Kimberly-Clark Corp.
3.70%, 6/1/2043	270	287

Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust
1.84%, 11/15/2023 (b)	650	659
Exelon Generation Co. LLC
3.25%, 6/1/2025	788	840

Southern Power Co.
5.15%, 9/15/2041	205	235

		1,734

Industrial Conglomerates — 0.1%
General Electric Co.
3.45%, 5/1/2027	394	428
Roper Technologies, Inc.
1.75%, 2/15/2031	380	353

		781

Insurance — 0.2%
American International Group, Inc.
3.40%, 6/30/2030	264	281
4.38%, 6/30/2050	194	221
Athene Global Funding
0.95%, 1/8/2024 (b)	530	529
2.75%, 6/25/2024 (b)	282	298
1.45%, 1/8/2026 (b)	400	394
Brown & Brown, Inc.
2.38%, 3/15/2031	386	371
Empower Finance 2020 LP (Canada)
3.08%, 9/17/2051 (b)	285	266
MassMutual Global Funding II
1.55%, 10/9/2030 (b)	220	206
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	408	432
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (b)	393	382

		3,380

IT Services — 0.0%(f)
Global Payments, Inc.
3.20%, 8/15/2029	120	126
International Business Machines Corp.
4.00%, 6/20/2042	162	183

		309

Leisure Products — 0.0%(f)
Hasbro, Inc.
3.90%, 11/19/2029	232	250

Machinery — 0.0%(f)
Otis Worldwide Corp.
3.11%, 2/15/2040	263	259

Media — 0.3%
Charter Communications Operating LLC
2.80%, 4/1/2031	686	677
3.70%, 4/1/2051	403	377
Comcast Corp.
1.50%, 2/15/2031	1,081	1,003
3.25%, 11/1/2039	332	342
2.80%, 1/15/2051	391	359
Cox Communications, Inc.
1.80%, 10/1/2030 (b)	220	203
2.95%, 10/1/2050 (b)	185	164

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Discovery Communications LLC
3.63%, 5/15/2030	342	366
ViacomCBS, Inc.
4.00%, 1/15/2026	203	224
4.38%, 3/15/2043	210	226
5.85%, 9/1/2043	65	83

		4,024

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	235	253
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	315	303
Steel Dynamics, Inc.
1.65%, 10/15/2027	244	239
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	265	276

		1,071

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 4/3/2050	193	214
Kohl’s Corp.
9.50%, 5/15/2025	85	110
3.38%, 5/1/2031	291	291
Nordstrom, Inc.
4.25%, 8/1/2031 (b)	217	217

		832

Multi-Utilities — 0.0%(f)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	184	165
Consumers Energy Co.
3.25%, 8/15/2046	97	97
WEC Energy Group, Inc.
1.38%, 10/15/2027	199	192

		454

Oil, Gas & Consumable Fuels — 0.7%
Boardwalk Pipelines LP
4.45%, 7/15/2027	165	183
BP Capital Markets America, Inc.
3.63%, 4/6/2030	614	673
2.77%, 11/10/2050	187	163
Chevron Corp.
2.98%, 5/11/2040	394	390
Chevron USA, Inc.
3.25%, 10/15/2029	220	237
Cimarex Energy Co.
3.90%, 5/15/2027	125	136
ConocoPhillips
3.75%, 10/1/2027 (b)	189	209
Diamondback Energy, Inc.
3.25%, 12/1/2026	315	332
Enterprise Products Operating LLC
4.45%, 2/15/2043	287	312
Exxon Mobil Corp.
3.00%, 8/16/2039	593	577
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.94%, 9/30/2040 (b)	200	193
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	455	462
3.45%, 10/15/2027 (b)	259	267
HollyFrontier Corp.
2.63%, 10/1/2023	182	187
5.88%, 4/1/2026	97	110
Magellan Midstream Partners LP
3.95%, 3/1/2050	145	143
MPLX LP
2.65%, 8/15/2030	368	361
4.50%, 4/15/2038	205	224
ONEOK, Inc.
2.20%, 9/15/2025	235	239
Phillips 66 Partners LP
3.55%, 10/1/2026	194	207
Pioneer Natural Resources Co.
1.90%, 8/15/2030	249	231
Plains All American Pipeline LP
4.65%, 10/15/2025	511	560
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	402	460
Suncor Energy, Inc. (Canada)
4.00%, 11/15/2047	194	197
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	592	637
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (b)	358	356
Total Capital International SA (France)
2.99%, 6/29/2041	394	378
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	402	448

		8,872

Pharmaceuticals — 0.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	45	64
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	75	73
3.40%, 7/26/2029	270	295
4.13%, 6/15/2039	225	262
2.35%, 11/13/2040	426	388
Merck & Co., Inc.
2.35%, 6/24/2040	282	261
Royalty Pharma plc
1.75%, 9/2/2027 (b)	69	67
3.30%, 9/2/2040 (b)	171	164
3.55%, 9/2/2050 (b)	114	109
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	990	957
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	200	220

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Viatris, Inc.
3.85%, 6/22/2040 (b)	229	234
4.00%, 6/22/2050 (b)	155	158
Zoetis, Inc.
3.00%, 5/15/2050	72	69

		3,321

Professional Services — 0.0% (f)
IHS Markit Ltd.
4.25%, 5/1/2029	233	262

Road & Rail — 0.1%
CSX Corp.
3.80%, 11/1/2046	191	202
Kansas City Southern
4.70%, 5/1/2048	143	168
Norfolk Southern Corp.
3.05%, 5/15/2050	187	177
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (b)	451	444
Union Pacific Corp.
3.55%, 8/15/2039	270	287

		1,278

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc.
1.95%, 2/15/2028 (b)	418	409
4.15%, 11/15/2030	1,161	1,252
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	205	205
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (b)	280	259

		2,125

Software — 0.1%
Citrix Systems, Inc.
1.25%, 3/1/2026	65	64
Oracle Corp.
2.30%, 3/25/2028	90	91
2.95%, 4/1/2030	498	514
3.80%, 11/15/2037	479	497
VMware, Inc.
4.70%, 5/15/2030	320	369

		1,535

Specialty Retail — 0.1%
AutoZone, Inc.
3.63%, 4/15/2025	237	258
Lowe’s Cos., Inc.
1.30%, 4/15/2028	159	151
3.70%, 4/15/2046	402	420
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	408	447
Tractor Supply Co.
1.75%, 11/1/2030	390	360

		1,636

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	489	520
Dell International LLC
6.20%, 7/15/2030 (b)	762	946

		1,466

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	1,045	1,043

Tobacco — 0.1%
Altria Group, Inc.
2.45%, 2/4/2032	285	272
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	380
3.73%, 9/25/2040	315	300

		952

Trading Companies & Distributors — 0.0% (f)
Air Lease Corp.
3.38%, 7/1/2025	345	364

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico)
2.88%, 5/7/2030	200	203
Rogers Communications, Inc. (Canada)
3.70%, 11/15/2049	270	268
T-Mobile USA, Inc.
2.55%, 2/15/2031 (b)	876	858
3.00%, 2/15/2041 (b)	543	504

		1,833

TOTAL CORPORATE BONDS (Cost $130,665)		126,143

MORTGAGE-BACKED SECURITIES — 6.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	463	501
Pool # QB4026, 2.50%, 10/1/2050	1,919	1,996
Pool # QB4045, 2.50%, 10/1/2050	1,274	1,309
Pool # QB4484, 2.50%, 10/1/2050	679	708
Pool # QB4542, 2.50%, 10/1/2050	659	687
Pool # RA4224, 3.00%, 11/1/2050	274	289
Pool # QB8503, 2.50%, 2/1/2051	709	728
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,897	2,150
Pool # FM3118, 3.00%, 5/1/2050	533	565

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BQ2894, 3.00%, 9/1/2050	1,128	1,181
Pool # BQ3996, 2.50%, 10/1/2050	1,001	1,034
Pool # BQ5243, 3.50%, 10/1/2050	371	396
Pool # CA7398, 3.50%, 10/1/2050	1,382	1,483
Pool # CA8637, 4.00%, 1/1/2051	1,961	2,166
FNMA, Other
Pool # BL8639, 1.09%, 4/1/2028	590	569
Pool # BL5457, 2.57%, 7/1/2029	670	704
Pool # BS0448, 1.27%, 12/1/2029	887	852
Pool # BL9748, 1.60%, 12/1/2029	344	338
Pool # AN7593, 2.99%, 12/1/2029	260	280
Pool # AN8285, 3.11%, 3/1/2030	265	289
Pool # AM8544, 3.08%, 4/1/2030	119	129
Pool # BL9045, 1.58%, 7/1/2030	915	895
Pool # BL9251, 1.45%, 10/1/2030	680	654
Pool # BL9891, 1.37%, 12/1/2030	499	477
Pool # AN6149, 3.14%, 7/1/2032	810	885
Pool # BM3226, 3.44%, 10/1/2032 (h)	1,123	1,238
Pool # AN7923, 3.33%, 1/1/2033	505	548
Pool # AN9067, 3.51%, 5/1/2033	275	305
Pool # BL1012, 4.03%, 12/1/2033	265	310
Pool # BL0900, 4.08%, 2/1/2034	155	181
Pool # AN4430, 3.61%, 1/1/2037	568	628
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (i)	915	938
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051 (i)	30,452	30,277
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,111	1,205
Pool # BR3929, 3.50%, 10/20/2050	518	571
Pool # BW1726, 3.50%, 10/20/2050	739	808
Pool # BS8546, 2.50%, 12/20/2050	1,741	1,823
Pool # BR3928, 3.00%, 12/20/2050	801	873
Pool # BU7538, 3.00%, 12/20/2050	662	721
Pool # MA7136, 2.50%, 1/20/2051	18,968	19,590
Pool # 785294, 3.50%, 1/20/2051	1,720	1,899
Pool # CA8452, 3.00%, 2/20/2051	2,012	2,148
Pool # CB1543, 3.00%, 2/20/2051	1,375	1,480
Pool # CA3588, 3.50%, 2/20/2051	1,299	1,435
Pool # CB1536, 3.50%, 2/20/2051	1,530	1,662
3.00%, 3/20/2051	655	702
Pool # CB1542, 3.00%, 3/20/2051	1,070	1,136
Pool # CB4433, 3.00%, 3/20/2051	1,795	1,872
Pool # CC0070, 3.00%, 3/20/2051	232	246
Pool # CC8723, 3.50%, 3/20/2051	1,745	1,895
Pool # CC0088, 4.00%, 3/20/2051	293	317
Pool # CC0092, 4.00%, 3/20/2051	337	368
3.00%, 4/20/2051	3,120	3,326
GNMA II, Other
Pool # 785183, 2.93%, 10/20/2070(h)	859	939

TOTAL MORTGAGE-BACKED SECURITIES (Cost $101,936)		100,706

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bonds
1.13%, 8/15/2040	3,259	2,649
1.88%, 2/15/2041	935	871
1.38%, 8/15/2050	3,032	2,366
1.63%, 11/15/2050	1,919	1,599
1.88%, 2/15/2051	545	484
U.S. Treasury Notes
1.38%, 1/31/2022 (j)	4,926	4,980
0.13%, 9/30/2022	13,148	13,148
0.13%, 2/28/2023	969	968
0.13%, 9/15/2023	12,659	12,624
0.13%, 2/15/2024	2,610	2,596
1.75%, 7/31/2024	10,435	10,885
0.25%, 8/31/2025	12,280	11,994
0.38%, 11/30/2025	1,492	1,459

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
0.50%, 2/28/2026	3,915	3,839
0.50%, 8/31/2027	8,504	8,083
1.13%, 2/29/2028	2,260	2,220
0.63%, 8/15/2030	1,301	1,179
0.88%, 11/15/2030	955	883
1.13%, 2/15/2031	2,075	1,961

TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,138)		84,788

ASSET-BACKED SECURITIES — 3.1%
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	530	530
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (g)	973	969
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	585	583
Series 2016-3, Class AA, 3.00%, 10/15/2028	779	785
Series 2019-1, Class AA, 3.15%, 2/15/2032	378	377
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	1,139	1,139
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	265	265
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	705	709
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B, 0.76%, 12/18/2025	625	626
Series 2020-3, Class C, 1.06%, 8/18/2026	295	296
AMSR Trust
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	645	637
Aqua Finance Trust
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	250	258
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	269	270
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	273	276
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	765	763
Series 2021-1A, Class B, 2.92%, 4/15/2036 (b)	1,025	1,023
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	451	449
CarMax Auto Owner Trust
Series 2020-4, Class C, 1.30%, 8/17/2026	270	273
Carvana Auto Receivables Trust
Series 2020-P1, Class C, 1.32%, 11/9/2026	375	373
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (b)	440	438
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	170	171
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (b)	393	393
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	230	230
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,405	1,419
Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	645	668
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	935	934

Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (b)	270	270
Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	210	210
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	405	403
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	174	178
DT Auto Owner Trust
Series 2021-1A, Class A, 0.35%, 1/15/2025 (b)	555	555
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	315	314
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	330	330
Series 2021-1A, Class B, 0.50%, 2/18/2025	875	874
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	305	305
First Investors Auto Owner Trust
Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	468	469
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	330	330

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (b)	709	708
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	410	408
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	525	528
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (b)	330	330
Genesis Sales Finance Master Trust
Series 2020-AA, Class A, 1.65%, 9/22/2025 (b)	572	575
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	250	251
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (h)	716	716
2.36%, 11/10/2032 ‡ (h)	330	330
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,079	1,093
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	900	920
Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	850	847
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	910	910
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (b)	525	523
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	818	827
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	535	534
Octane Receivables Trust
Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	712	718
OneMain Financial Issuance Trust
Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	230	243
Oportun Funding LLC
Series 2020-1, Class A, 2.20%, 5/15/2024 (b)	494	495
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	205	208
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	1,360	1,362
Prestige Auto Receivables Trust
Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	660	666
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 ‡ (b) (g)	699	706
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	440	436
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	310	306
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	1,775	1,772
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	770	768
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	515	524
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	270	270
Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	445	442
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, 1.01%, 1/15/2026	420	421
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	179	174
Series 2019-2, Class B, 3.50%, 5/1/2028	449	437
Series 2016-2, Class A, 3.10%, 10/7/2028	179	174
Series 2018-1, Class A, 3.70%, 3/1/2030	459	462
Upgrade Receivables Trust
Series 2019-2A, Class A, 2.77%, 10/15/2025 (b)	7	7
Upstart Pass-Through Trust
Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	285	288
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	1,137	1,146
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	299	299
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (g)	499	500
Vericrest Opportunity Loan Trust
Series 2020-NPL2, Class A1B, 3.67%, 2/25/2050 ‡ (b) (g)	700	701
VOLT XCI LLC
Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 ‡ (b) (g)	859	862
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (g)	1,092	1,092

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	245	247
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	340	345
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	1,245	1,244

TOTAL ASSET-BACKED SECURITIES (Cost $45,821)		45,907
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 0.00%, 1/10/2031 ‡ (h)	300	300
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	1,115	1,111
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (h)	317	317
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (h)	1,196	1,194
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (h)	1,103	1,100
FNMA, REMIC
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,505	2,667
GNMA
Series 2015-H11, Class FC, 0.67%, 5/20/2065 (h)	604	607
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (g)	439	439
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (h)	260	260
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (g)	1,620	1,621
PRPM LLC
Series 2020-5, Class A1, 3.10%, 11/25/2025 (b) (g)	611	616
Series 2021-2, Class A1, 2.12%, 12/31/2049 (b) (h)	800	800
Seasoned Credit Risk Transfer Trust
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	1,416	1,497
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,610	1,700
Toorak Mortgage Corp. Ltd.
Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (g)	250	251
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (g)	540	540
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (g)	502	502
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (g)	2,066	2,055
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (g)	1,809	1,808
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (g)	1,351	1,350
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (g)	1,635	1,634

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,427)		22,369

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (b) (h)	620	619
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (b) (h)	455	453
BPR Trust
Series 2021-KEN, Class A, 1.36%, 2/15/2029 (b) (h)	335	335
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	658	724
Series K-1510, Class A2, 3.72%, 1/25/2031	235	267
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	308	301
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	1,373	191
FREMF Mortgage Trust
Series 2015-K48, Class C, 3.64%, 8/25/2048 (b) (h)	35	37
Series 2017-K728, Class C, 3.65%, 11/25/2050 (b) (h)	185	194
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class B, 0.91%, 12/15/2037 ‡ (b) (h)	470	469

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,637)		3,590

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 0.1%
Republic of Colombia (Colombia)
4.00%, 2/26/2024	250	266
3.13%, 4/15/2031	250	245
Republic of Panama (Panama)
3.16%, 1/23/2030	250	260
Republic of Peru (Peru)
2.78%, 12/1/2060	125	103
United Mexican States (Mexico)
2.66%, 5/24/2031	848	804

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,780)		1,678

	Shares (000)
SHORT-TERM INVESTMENTS — 6.1%
INVESTMENT COMPANIES — 6.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $91,309)	91,309	91,309

Total Investments — 101.6% (Cost $1,422,348)		1,514,198
Liabilities in Excess of Other Assets — (1.6)%		(23,361)

Net Assets — 100.0%		1,490,837

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	249	06/2021	EUR	11,300	254
FTSE 100 Index	41	06/2021	GBP	3,775	(21)
Russell 2000 E-Mini Index	106	06/2021	USD	11,783	(668)
TOPIX Index	43	06/2021	JPY	7,627	175
U.S. Treasury 10 Year Note	308	06/2021	USD	40,368	(501)

					(761)

Short Contracts
Long Gilt	(122)	06/2021	GBP	(21,459)	23
S&P 500 E-Mini Index	(4)	06/2021	USD	(794)	(7)

					16

					(745)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$39,679	$6,228	$45,907
Collateralized Mortgage Obligations	—	18,872	3,497	22,369
Commercial Mortgage-Backed Securities	—	3,121	469	3,590
Corporate Bonds	—	126,143	—	126,143
Exchange-Traded Funds	397,912	—	—	397,912
Foreign Government Securities	—	1,678	—	1,678
Investment Companies	639,796	—	—	639,796
Mortgage-Backed Securities	—	100,706	—	100,706
U.S. Treasury Obligations	—	84,788	—	84,788
Short-Term Investments
Investment Companies	91,309	—	—	91,309

Total Investments in Securities	$1,129,017	$374,987	$10,194	$1,514,198

Appreciation in Other Financial Instruments
Futures Contracts	$452	$—	$—	$452
Depreciation in Other Financial Instruments
Futures Contracts	(1,197)	—	—	(1,197)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(745)	$—	$—	$(745)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level [3]	Transfers out of Level [3]	Balance as of March 31, 2021
Investments in Securities
Asset-Backed Securities	$—	$—	$(4)	$— (a)	$6,563	$(331)	$—	$—	$6,228
Collateralized Mortgage Obligations	—	—	(28)	(1)	3,819	(293)	—	—	3,497
Commercial Mortgage-Backed Securities	—	—	(1)	—	470	—	—	—	469

Total	$—	$—	$(33)	$(1)	$10,852	$(624)	$—	$—	$10,194

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(32).

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs.

Reinvestment amounts are included in the purchase cost amounts in the table below.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$5,182	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (18.44%)

			Yield (Discount Rate of Cash Flows)	1.78% - 5.36% (2.84%)
Asset-Backed Securities	5,182

	3,198	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)

			Constant Default Rate	0.00% - 0.50% (0.27%)
			Yield (Discount Rate of Cash Flows)	1.20% - 1.53% (1.35%)
Collateralized Mortgage Obligations	3,198

	469	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.80% (1.80%)

Commercial Mortgage-Backed Securities	469

Total	$8,849

# The table above does not include certain Level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $1,345. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a) Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan SmartRetirement® Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$102,763	$58,449	$43,389	$780	$26,123	$144,726	2,521	$1,851	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	17,547	20,649	13,336	(1,156)	4,693	28,397	331	476	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	33,330	8,736	536	6,423	31,553	368	149	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	20,477	2,311	15	590	18,771	291	8	—
JPMorgan Core Bond Fund Class R6 Shares (a)	202,592	17,016	220,728	16,901	(15,781)	—	—	1,067	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	48,097	34,522	4,696	(184)	(2,694)	75,045	7,244	1,160	1,005
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,809	21,708	931	(51)	(638)	27,897	3,563	398	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,731	21,930	960	(55)	(711)	27,935	3,591	398	—
JPMorgan Equity Index Fund Class R6 Shares (a)	139,701	89,872	106,782	8,266	36,076	167,133	2,767	2,497	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	9,427	8,551	—	—	636	18,614	2,087	333	—
JPMorgan High Yield Fund Class R6 Shares (a)	67,798	49,096	71,865	(1,350)	7,664	51,343	7,141	2,566	—
JPMorgan High Yield Research Enhanced ETF (a)	—	77,511	7,784	(66)	87	69,748	1,353	585	39
JPMorgan Income Fund Class R6 Shares (a)	14,331	19,077	2,251	(29)	836	31,964	3,368	650	24
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	62,178	55,068	6,799	(35)	1,983	112,395	10,475	1,265	—
JPMorgan Managed Income Fund Class L Shares (a)	811	9,609	6,707	(1)	(7)	3,705	369	40	1
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	134,309	63,069	75,466	1,189	664	123,765	12,590	1,858	189
JPMorgan U.S. Aggregate Bond ETF (a)	18,643	54,347	61,507	(363)	(689)	10,431	388	277	156
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	45,432	861,972	816,095	—	—	91,309	91,309	30	—
JPMorgan U.S. Value Factor ETF (a)	—	45,798	—	—	(75)	45,723	1,331	50	—

Total	$879,169	$1,562,051	$1,450,343	$24,397	$65,180	$1,080,454		$15,658	$1,414

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.